Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Available for sale securities portfolio, value	$ 28,392.8	$ 28,643.5
Trading account securities	1.7	8.0
Other Operating Expenses	314.2	282.9	267.1
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Number of available for sale securities portfolio	831	696
Available for sale securities portfolio, value	26,400.0	26,800.0
Loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Financial Instrument, fair value	34.0	35.0
Change in specific allowance	(14.3)	(8.5)
Other Real Estate Owned | Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Financial Instrument, fair value	1.4	2.3
Other Operating Expenses	1.0	0.8
External Pricing | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Number of available for sale securities portfolio	829	689
Available for sale securities portfolio, value	26,300.0	26,500.0
Trading account securities	1.7	8.0
Internal Pricing | Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Number of available for sale securities portfolio	2	7
Available for sale securities portfolio, value	$ 57.4	$ 307.1